Summary of basic and diluted earnings per share (Details) - GBP (£)		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss for the year		£ 1,400,000	£ 13,600,000	£ (1,389,706)	£ (13,575,925)	£ (5,457,916)
Basic and diluted weighted average number of shares outstanding	[1]			687,199	390,585	378,481
Basic and diluted loss per share				£ (2.02)	£ (34.76)	£ (14.42)

[1]	On November 18, 2022, TC BioPharm (Holdings) plc completed a reverse stock split of one (1) new share for every fifty (50) existing shares effective November 21, 2022. As a result of the share split, all references in these financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans.